                      Filed Pursuant to Rule 497(e) as amended by Regulation S-T
                                                    File Nos. 811-6229; 33-37783


                             THE GOVETT FUNDS, INC.

                         SUPPLEMENT DATED APRIL 1, 1997
                     TO THE PROSPECTUS DATED APRIL 24, 1996
            AS SUPPLEMENTED SEPTEMBER 30, 1996 AND JANUARY 15, 1997
                                      AND
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 24, 1996
                       AS SUPPLEMENTED SEPTEMBER 30, 1996


     Effective April 1, 1997, FPS Broker Services, Inc. ("FPS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0904, became distributor for The Govett Funds, Inc.